Subsequent Events (Details Narrative)						1 Months Ended	2 Months Ended		7 Months Ended	8 Months Ended		9 Months Ended	10 Months Ended	11 Months Ended		12 Months Ended
	Jun. 21, 2023 Capacity	Apr. 27, 2023 Capacity	Mar. 29, 2023 Capacity	Mar. 06, 2023 Capacity	Feb. 05, 2023 Capacity	Mar. 31, 2025 USD ($) Capacity	Mar. 31, 2025 USD ($) Capacity	Feb. 28, 2025 Capacity	Jul. 27, 2022 Capacity	Aug. 31, 2023 Capacity	Sep. 13, 2022 Capacity	Sep. 21, 2022 Capacity	Nov. 09, 2023 Capacity	Dec. 14, 2022 Capacity	Nov. 17, 2022 Capacity	Dec. 31, 2024 USD ($) Capacity	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2025 Vessel
Subsequent Event [Line Items]
Vessel year built	2023	2023	2023	2016	2023				2022	2019	2022	2022	2023	2016	2022	2024
Vessel type	Capesize	Capesize	Capesize	Capesize	Kamsarmax				Kamsarmax		Capesize	Capesize		Kamsarmax	Capesize
Vessel capacity in DWT	182,212	182,169	182,115	181,221	82,010				82,003	81,692	182,393	182,079	5,300	84,852	182,064	5,300
Aggregate gross sale proceeds | $																$ 190,293,000	$ 259,004,000	$ 284,476,000
Aggregate loss on sale of vessels | $																$ 25,760,000	$ 50,248,000	$ 149,352,000
Forecast [Member]
Subsequent Event [Line Items]
Vessel year built							2006
Vessel type							Panamax
Vessel capacity in DWT							76,596
Aggregate gross sale proceeds | $							$ 34,650,000
Aggregate loss on sale of vessels | $							2,692,000
Number of vessels | Vessel																			2
Forecast [Member] | Export Credit Agency-backed Facility [Member]
Subsequent Event [Line Items]
Vessel capacity in TEU						7,900
Vessel type						containerships
Line of credit facility, maximum borrowing capacity | $						$ 151,502,000	$ 151,502,000
Maturity date						12 years after the delivery date of each vessel
Debt Instrument, Description of Variable Rate Basis						Compounded SOFR
Debt instrument, basis spread on variable rate						1.24%
Forecast [Member] | Navios Partners [Member]
Subsequent Event [Line Items]
Vessel year built							2005
Vessel type							Panamax
Vessel capacity in DWT							76,801
Date of expected delivery of vessel							March 17, 2025
Forecast [Member] | Containerships [Member]
Subsequent Event [Line Items]
Vessel year built							2007
Vessel capacity in TEU							2,741
Vessel type							Containership
Subsequent Event [Member]
Subsequent Event [Line Items]
Date of expected delivery of vessel							second quarter of 2025
Subsequent Event [Member] | Nave Neutrino [Member]
Subsequent Event [Line Items]
Vessel year built								2025
Vessel type								Aframax/LR2
Vessel capacity in DWT								115,807
Subsequent Event [Member] | HMM Ocean and HMM Sky [Member]
Subsequent Event [Line Items]
Vessel year built								2025
Vessel capacity in TEU								7,700
Vessel type								containership